Organization and Principal Activities (Details Narrative) - Share Exchange Agreement [Member] - shares	Aug. 02, 2019	Apr. 28, 2020
Shenzhen Yeller Video & Technology Co Shareholders [Member]
Purchase of shares, description	QCM entered into a share purchase agreement among Shenzhen Yeller Video & Technology Co., Ltd.'s shareholders: 1) Huang Yusheng, 2) Huang Xiansheng, 3) Chen Huanwei, 4) Chen Zemin and 5) Lai Xiaopeng to purchase 80% of shares from these shareholders for RMB 5 (USD 0.72)
Huale Group Co., Limited [Member]
Common stock, shares authorized		32,625,000
Huale Group Co., Limited [Member] | Shareholders [Member]
Ownership percentage		90.00%
Huale Group Co., Limited [Member] | Former Shareholders [Member]
Ownership percentage		10.00%